Consolidated Balance Sheets (Parenthetical)		Aug. 03, 2026 $ / shares shares	Mar. 27, 2026 $ / shares shares	Sep. 22, 2026 $ / shares shares	Jun. 30, 2026 $ / shares shares		Mar. 26, 2026 $ / shares shares	Jun. 30, 2025 $ / shares shares		Jun. 27, 2025 $ / shares
Common stock, par value | $ / shares			$ 0.01				$ 0.0001	$ 2	[1]	$ 0.0001
Common stock, shares authorized	[1]							25,000
Common stock, shares issued			1				100	937	[1]
Common stock, shares outstanding			1				100	937	[1]
Stock split, conversion ratio			100
Subsequent Event [Member]
Stock split, conversion ratio		200
Common Class A [Member]
Common stock, par value | $ / shares					$ 0.002	[1]				0.0001
Common stock, shares authorized	[1]				15,750,000
Common stock, shares issued	[1]				14,499
Common stock, shares outstanding	[1]				14,499
Common Class A [Member] | Subsequent Event [Member]
Common stock, shares authorized		15,750,000		3,150,000,000
Common Class B [Member]
Common stock, par value | $ / shares					$ 0.002	[1]				$ 0.0001
Common stock, shares authorized	[1]				1,750,000
Common stock, shares issued	[1]				773
Common stock, shares outstanding	[1]				773
Common Class B [Member] | Subsequent Event [Member]
Common stock, par value | $ / shares		$ 0.002		$ 0.00001
Common stock, shares authorized		1,750,000		350,000,000

[1]	The shares data are presented on a retroactive basis to reflect the 1-for-100 share consolidation effective March 27, 2026, and the 1-for-200 share consolidation effective August 3, 2026. (Notes 14 and 19).